Segment information (Details Narrative) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Reportable segment percentage	10.00%	10.00%	10.00%	10.00%
Provisions amount	$ 720,000,000		$ 886,000,000
Revenue corresponding principle amount	37,153,000,000		26,172,000,000	$ 28,912,000,000
MPIT [Member]
Statement [Line Items]
Provisions amount	8,000,000		23,000,000	43,000,000
FPC [Member]
Statement [Line Items]
Management fees		$ 4,169	518,000,000
Corresponding to expenses	(149,000,000)		(387,000,000)	(316,000,000)
Brazil [Member]
Statement [Line Items]
Revenue corresponding principle amount	29,665,000,000			17,927,000,000
Corresponding to assets			21,375,000,000	46,581,000
Other Countries [Member]
Statement [Line Items]
Revenue corresponding principle amount	32,117,000,000		22,375,000,000	19,932,000,000
Corresponding to assets	60,302,000,000		74,273,000,000	58,622,000,000
Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	32,291,000,000		26,438,000,000	29,405,000,000
Corresponding to assets	30,876,000,000		33,538,000,000	32,682,000,000
Urban properties and investments [Member]
Statement [Line Items]
Corresponding to assets					$ 335,115	$ 382,022
Urban properties and investments [Member] | UNITED STATES
Statement [Line Items]
Revenue corresponding principle amount			617,000,000	27,406,000,000
Corresponding to assets	2,030,000,000		3,329,000,000	5,692,000,000
Urban properties and investments [Member] | Uruguay [Member]
Statement [Line Items]
Revenue corresponding principle amount			28,000,000
Corresponding to assets	1,630,000,000		1,329,000,000	1,418,000,000
Urban properties and investments [Member] | Other Countries [Member]
Statement [Line Items]
Corresponding to assets	1,936,000,000		4,658,000,000	7,110,000,000
Urban properties and investments [Member] | Operations Center in Argentina 1 [Member]
Statement [Line Items]
Revenue corresponding principle amount	2,557,000,000		15,968,000,000	21,874,000,000
Corresponding to assets	$ 30,876,000,000		$ 33,538,000,000	$ 29,405,000,000